Accrued Interest and Other Accrued Liabilities (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Jan. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued interest on convertible notes	$ 229,261	$ 110,905	$ 35,496	$ 32,856
Other Accrued Liabilities, Current	$ 89,245	$ 41,326